Other Operating Expense - Net - Summary of the components of other operating expense - net (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Amortization expense	$ 7.9	$ 7.9	$ 15.7	$ 15.7	$ 31.4	$ 31.8	$ 31.4
Asset impairments					9.0	1.1	0.0
Restructuring expense	0.3	(0.2)	1.6	0.5	4.6	2.6	2.9
Separation expense	$ 1.3	$ 0.5	$ 4.3	$ 0.5	4.3	0.0	0.0
Other expense (income)					0.9	0.4	(0.8)
Total other operating expense					$ 50.2	$ 35.9	$ 33.5